Fair Value Measurements - Additional Information (Details) - USD ($)						11 Months Ended	12 Months Ended
	Jul. 16, 2021	Jul. 07, 2021	Mar. 03, 2020	Feb. 28, 2020	Jul. 03, 2019	Dec. 08, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value of warrant liabilities - gain							$ 0	$ 556,810	$ 198,948
Nominal value of ADS (in per warrant ADS)							$ 0.0001	$ 0.0001
Warrants issued							398,384	3,259,759
Warrants outstanding (in shares)							5,007,485	4,609,101	1,361,842
Fair value of warrants						$ 3,199,553
2019 Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value of warrant liabilities - gain						(132,632)
Total grant date fair value of warrants							$ 1,213,816
Fair value of warrants						882,237		$ 1,014,868
2020 Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Changes in fair value of warrant liabilities - gain						$ (432,053)
Warrants issued to purchase ADS (in shares).						12,500
Total grant date fair value of warrants							$ 2,749,369
Fair value of warrants						$ 2,317,316
Exercise of warrants ADS							12,500
Reclassification of warrant liability to shareholders' equity							$ 7,874
Registered Direct Offering
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate ADSs issued (in shares)					2,368,392
Share issue price (in dollars per ADS)					$ 1.90
Gross proceeds from issuance					$ 4,500,000
Placement agent fees and expenses					$ 337,496
Threshold period for exercise of warrants on cashless basis					6 months
Nominal value of ADS (in per warrant ADS)					$ 0.0001
Warrants outstanding (in shares)							1,361,842
Registered Direct Offering | Investor warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants issued to purchase ADS (in shares).								1,184,213
Term of the warrants								5 years
Exercise price of warrants (in dollars per ADS)								$ 3.00
Registered Direct Offering | Placement agent warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants issued to purchase ADS (in shares).					177,629
Exercise price of warrants (in dollars per ADS)					$ 2.85
Registered Direct Offering | 2019 Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Share issue price (in dollars per ADS)					4.50
Private Placement [Member] | Investor warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price of warrants (in dollars per ADS)					3.00
Private Placement [Member] | Placement agent warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price of warrants (in dollars per ADS)					$ 2.85
2020 Private Placement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate ADSs issued (in shares)				5,620,296
Share issue price (in dollars per ADS)				$ 1.70
Gross proceeds from issuance				$ 9,500,000
Placement agent fees and expenses			$ 808,362
Threshold period for exercise of warrants on cashless basis			6 months
Nominal value of ADS (in per warrant ADS)			$ 0.0001
Warrants issued							3,259,759
Warrants outstanding (in shares)							3,247,259
2020 Private Placement | Investor warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants issued to purchase ADS (in shares).							2,810,136
Exercise price of warrants (in dollars per ADS)							$ 2.20
2020 Private Placement | Placement agent warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants issued to purchase ADS (in shares).			449,623
Term of the warrants			5 years
Exercise price of warrants (in dollars per ADS)			$ 2.55
2021 Private Placement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate ADSs issued (in shares)		7,947,529
Share issue price (in dollars per ADS)		$ 1.55
Gross proceeds from issuance		$ 12,300,000
Placement agent fees and expenses	$ 993,000
Threshold period for exercise of warrants on cashless basis	9 months
Nominal value of ADS (in per warrant ADS)	$ 0.0001
Warrants issued							398,384
Warrants outstanding (in shares)							398,384
2021 Private Placement | 2021 Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants issued to purchase ADS (in shares).	398,384
Term of the warrants	5 years
Exercise price of warrants (in dollars per ADS)	$ 2.32						$ 3.00